Restructuring and Other - Restructuring and Other (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Other impairments		$ 12.8	$ 5.9	$ 0.0
Cash		27.5	10.8	2.8
Accelerated vesting on equity awards (see Note 13)		7.7	4.2	0.0
Total severance costs		35.2	15.0	2.8
COVID-19 related charges included in restructuring and other		0.0	0.1	1.0
Transaction and other costs		84.9	6.2	2.5
Total Restructuring and Other		132.9	27.2	6.3
COVID-19 related charges (benefit) included in Direct operating expense	[1]	(0.9)	(8.9)	(5.2)
Content charges included in direct operating expense	[2]	1.5	8.1	0.0
Charges related to Russia's invasion of Ukraine included in direct operating expense	[3]	0.0	0.0	5.9
Total restructuring and other and other unusual charges not included in restructuring and other		$ 133.5	$ 26.4	$ 7.0

[1]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $1.0 million, $8.4 million and $15.6 million in fiscal 2024, 2023 and 2022, respectively. In fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.
[2]	Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.
[3]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations.